UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: ____________
This Amendment (Check only one.):      [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oberweis Asset Management, Inc.
Address: 3333 Warrenville Road, Suite 500
         Lisle, IL 60532

Form 13F File Number: 28- 4688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Patrick B. Joyce
Title: Executive Vice President
Phone: (800) 323-6166

Signature, Place, and Date of Signing:

  /s/ Patrick B. Joyce             Lisle, IL           November 14, 2012
------------------------    ------------------------  -------------------
      [Signature]                [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:      _____
Form 13F Information Table Entry Total: 160 Data Records
Form 13F Information Table Value Total: $363,289 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number (s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21Vianet Group, Inc. - ADR     com              90138A103    10311   893480 SH       Sole                   718600            174880
51Job Inc. ADR                 com              316827104     2315    51680 SH       Sole                    40100             11580
ADA-ES, Inc.                   com              005208103     2297    97300 SH       Sole                    97300
Abbott Laboratories            com              002824100      247     3600 SH       Sole                                       3600
Acacia Research-Acacia Tech    com              003881307    15966   582503 SH       Sole                   478550            103953
Access National Corp.          com              004337101      411    30100 SH       Sole                    30100
AdCare Health Systems, Inc.    com              00650W300     1378   284087 SH       Sole                   284087
Advisory Board Co.             com              00762W107     1373    28700 SH       Sole                    21100              7600
Align Technology, Inc.         com              016255101     2030    54900 SH       Sole                    40700             14200
Allot Communications Ltd.      com              M0854Q105     1475    55600 SH       Sole                    55600
Amgen, Inc.                    com              031162100      312     3700 SH       Sole                                       3700
Apple, Inc.                    com              037833100      227      340 SH       Sole                                        340
Arctic Cat Inc.                com              039670104     1917    46227 SH       Sole                    46227
Aruba Networks Inc.            com              043176106      567    25200 SH       Sole                    18800              6400
Autonavi Holdings Ltd. ADR     com              05330F106     1378   120000 SH       Sole                   120000
BHP Billiton Ltd. ADR          com              088606108      293     4272 SH       Sole                                       4272
Baidu Inc. Spon ADR            com              056752108      292     2500 SH       Sole                                       2500
Barrett Business Services      com              068463108     1496    55188 SH       Sole                    55188
Berkshire Hills Bk             com              084680107     1407    61500 SH       Sole                    45100             16400
Bofi Holding, Inc.             com              05566U108     6232   239241 SH       Sole                   218591             20650
Broadsoft, Inc.                com              11133B409     5602   136560 SH       Sole                   105700             30860
Bryn Mawr Bank Corp.           com              117665109     2197    97900 SH       Sole                    97900
CPI Aerostructures, Inc.       com              125919308     1991   183635 SH       Sole                   183635
Cai International, Inc.        com              12477X106     1155    56300 SH       Sole                    56100               200
CalAmp Corp.                   com              128126109      772    94000 SH       Sole                    94000
Callon Petroleum Corp.         com              13123X102     2557   415700 SH       Sole                   415700
Cardinal Finl Corp.            com              14149F109     2194   153400 SH       Sole                   150600              2800
Catamaran Corp.                com              148887102     5514    56282 SH       Sole                    44487             11795
Changyou.com Ltd. ADR          com              15911M107     1443    55000 SH       Sole                    55000
China Lodging Group-Spon ADS   com              16949N109     1352    81000 SH       Sole                    81000
Cirrus Logic                   com              172755100     4138   107800 SH       Sole                    92300             15500
ClearOne Communications, Inc.  com              185060100      375    92552 SH       Sole                    92552
Clicksoftware Technologies Ltd com              M25082104     1344   174560 SH       Sole                   172300              2260
Coca-Cola                      com              191216100      272     7183 SH       Sole                                       7183
Consumer Portfolio Services    com              210502100      129    43000 SH       Sole                    43000
Cray, Inc.                     com              225223304     1070    84200 SH       Sole                    84200
Cyberonics, Inc.               com              23251P102     1290    24600 SH       Sole                    18200              6400
Cynosure Inc.                  com              232577205      973    36906 SH       Sole                    36906
DXP Enterprises, Inc.          com              233377407     1161    24300 SH       Sole                    18100              6200
Datalink Corp.                 com              237934104     1688   203900 SH       Sole                   203900
Datawatch Corp.                com              237917208     4394   216780 SH       Sole                   200600             16180
Dealertrack Holdings           com              242309102     4274   153470 SH       Sole                    99000             54470
Digimarc Corp.                 com              25381B101     2771   124534 SH       Sole                   104400             20134
Digitalglobe, Inc.             com              25389M877      237    11600 SH       Sole                    11600
Dusa Pharmaceuticals           com              266898105     4394   647100 SH       Sole                   647100
Dynavax Technologies Corp.     com              268158102     1328   279030 SH       Sole                   203700             75330
Eagle Bancorp, Inc.            com              268948106     1744   104300 SH       Sole                   104300
Earthstone Energy Inc.         com              27032D205      231    15100 SH       Sole                    15100
Egain Communications Corp.     com              28225C806      456   100800 SH       Sole                   100800
Ellie Mae, Inc.                com              28849P100     7080   260010 SH       Sole                   237200             22810
Emc Corporation                com              268648102      204     7465 SH       Sole                                       7465
Endeavour Intl                 com              29259G200      125    12900 SH       Sole                    12900
Endologix, Inc.                com              29266S106     5051   365500 SH       Sole                   342000             23500
Energy XXI Bermuda             com              G10082140     1260    36050 SH       Sole                    27400              8650
Exlservice Holdings            com              302081104     6665   225920 SH       Sole                   174900             51020
Exxon Mobil Corp.              com              30231G102      243     2655 SH       Sole                                       2655
Financial Engines, Inc.        com              317485100      583    24500 SH       Sole                    18400              6100
First Savings Financial Group, com              33621E109      703    36000 SH       Sole                    36000
Flotek Inds Inc.               com              343389102     2653   209400 SH       Sole                   209400
Francescas Holdings Corp.      com              351793104     7799   253805 SH       Sole                   176875             76930
G III Apparel Group Ltd.       com              36237H101     1957    54500 SH       Sole                    49300              5200
General Electric Co.           com              369604103      318    14019 SH       Sole                                      14019
Gentherm, Inc.                 com              37253A103     9320   749170 SH       Sole                   629100            120070
Giant Interactive              com              374511103      260    50000 SH       Sole                    50000
Greenway Medical Technologies  com              39679B103     8087   472906 SH       Sole                   412096             60810
Guidance Software              com              401692108     6148   545978 SH       Sole                   458138             87840
Gulfport Energy Corp.          com              402635304     6986   223490 SH       Sole                   165000             58490
HMS Holdings Corp.             com              40425J101     4874   145980 SH       Sole                    91100             54880
Halcon Resources Corp.         com              40537Q209     1653   225502 SH       Sole                   225502
Hardinge, Inc.                 com              412324303     1121   109361 SH       Sole                   109361
Healthstream Inc.              com              42222N103     4201   147600 SH       Sole                   141500              6100
Hi-Tech Pharmacal              com              42840B101     1477    44600 SH       Sole                    44600
Hisoft Technology Int - Adr    com              43358R108     1255   121500 SH       Sole                   120000              1500
Hurco Companies, Inc.          com              447324104      593    25900 SH       Sole                    25900
IPC The Hospitalist Co.        com              44984A105     3207    70180 SH       Sole                    70180
IPG Photonics Corp.            com              44980X109     4097    71500 SH       Sole                    39600             31900
Imax Corp.                     com              45245E109     8060   404835 SH       Sole                   288900            115935
Impax Laboratories, Inc.       com              45256B101     2869   110520 SH       Sole                    75200             35320
Infosonics                     com              456784107      156   129800 SH       Sole                   129800
Intel Corporation              com              458140100      240    10577 SH       Sole                                      10577
Interactive Intelligence Group com              45841V109     2553    84950 SH       Sole                    74500             10450
Invensense, Inc.               com              46123D205     2005   167820 SH       Sole                    92100             75720
JP Morgan Chase & Company Inc. com              46625H100      237     5845 SH       Sole                                       5845
Johnson & Johnson              com              478160104      336     4872 SH       Sole                                       4872
Logmein, Inc.                  com              54142L109     1145    51050 SH       Sole                    34000             17050
MWI Veterinary Supply          com              55402X105      704     6600 SH       Sole                     4900              1700
MYR Group, Inc.                com              55405W104     1223    61300 SH       Sole                    61300
Magic Software Enterprises Ltd com              559166103      198    45000 SH       Sole                    45000
Magnum Hunter Resources, Inc.  com              55973B102      100    22500 SH       Sole                    22500
Manitex International, Inc.    com              563420108     1569   217000 SH       Sole                   217000
Marine Products Corp.          com              568427108      312    52300 SH       Sole                    52300
Market Leader, Inc.            com              57056R103     2421   361345 SH       Sole                   357845              3500
Maxlinear, Inc. Class A        com              57776J100     1484   221800 SH       Sole                   221800
McDonald's Corporation         com              580135101      426     4641 SH       Sole                                       4641
Medidata Solutions, Inc.       com              58471A105    16946   408340 SH       Sole                   342210             66130
Mellanox Technologies Ltd.     com              M51363113     9941    97915 SH       Sole                    59400             38515
Methode Electronics, Inc.      com              591520200      114    11700 SH       Sole                    11700
Microsoft Corp.                com              594918104      469    15773 SH       Sole                                      15773
Mistras Group, Inc.            com              60649T107     8319   358560 SH       Sole                   300900             57660
Mitcham Industries, Inc.       com              606501104     2976   186710 SH       Sole                   159300             27410
Multi Color Corp.              com              625383104     1091    47100 SH       Sole                    47100
Multimedia Games               com              625453105     1100    69900 SH       Sole                    52100             17800
NQ Mobile, Inc. - ADR          com              64118U108     4300   537550 SH       Sole                   411900            125650
Netease.Com, Inc.              com              64110W102     2526    45000 SH       Sole                    45000
Northern Oil & Gas, Inc.       com              665531109     1582    93100 SH       Sole                    68900             24200
Omnicell, Inc.                 com              68213N109     1159    83400 SH       Sole                    63700             19700
On Assignment, Inc.            com              682159108     7785   390802 SH       Sole                   332182             58620
Orasure Technologies           com              68554V108     2680   241200 SH       Sole                   222000             19200
Oxford Inds, Inc.              com              691497309     1744    30900 SH       Sole                    23000              7900
Panhandle Oil & Gas Inc.       com              698477106     1573    51300 SH       Sole                    51300
Patrick Industries, Inc.       com              703343103     1873   121100 SH       Sole                   121100
Pennymac Mortgage Investment   com              70931T103     5732   245272 SH       Sole                   195813             49459
Perficient Inc.                com              71375U101     1801   149200 SH       Sole                   147600              1600
Points International Ltd.      com              730843208     2995   260700 SH       Sole                   260700
Procera Networks, Inc.         com              74269U203     2037    86700 SH       Sole                    86700
Protalix Biotherapeu           com              74365A101     1054   203380 SH       Sole                   150400             52980
QKL Stores, Inc.               com              74732Y204       50    66703 SH       Sole                    66703
Qihoo 360 Technology Co-ADR    com              74734M109     1764    80000 SH       Sole                    80000
Realpage, Inc.                 com              75606N109     1165    51534 SH       Sole                    38634             12900
Richmont Mines, Inc.           com              76547T106      459    96480 SH       Sole                    95500               980
Roadrunner Transportation Syst com              76973Q105     5681   351140 SH       Sole                   273700             77440
Rue21, Inc.                    com              781295100     1853    59500 SH       Sole                    44600             14900
Select Comfort Corp.           com              81616X103      668    21200 SH       Sole                    16200              5000
Senesco Technologies, Inc      com              817208408       11    50000 SH       Sole                                      50000
Silicom Ltd.                   com              M84116108      478    30800 SH       Sole                    30800
Sina Corp.                     com              G81477104     3435    53102 SH       Sole                    46402              6700
Spanish Broadcasting Sys Inc.  com              846425833      482   147800 SH       Sole                   147800
Spreadtrum Communications      com              849415203     2414   117700 SH       Sole                   109700              8000
Stamps.com, Inc.               com              852857200     2134    92200 SH       Sole                    92200
Standard & Poor's Depository R com              78462F103     1454    10100 SH       Sole                    10100
Steven Madden Ltd.             com              556269108     1332    30475 SH       Sole                    23875              6600
Stratasys, Inc.                com              862685104     1501    27600 SH       Sole                    20600              7000
Streamline Health Solutions    com              86323X106      457    82000 SH       Sole                    77800              4200
Syneron Medical ADR            com              M87245102      875    89700 SH       Sole                    89700
Tangoe, Inc.                   com              87582Y108     5365   408590 SH       Sole                   313700             94890
Taser International, Inc.      com              87651B104      479    79400 SH       Sole                    79400
Taylor Devices, Inc.           com              877163105      108    12800 SH       Sole                    12800
Teavana Holdings, Inc.         com              87819P102     1322   101400 SH       Sole                    76300             25100
Tesco Corp.                    com              88157K101      345    32300 SH       Sole                    24200              8100
The Travelers Co., Inc.        com              89417E109      296     4336 SH       Sole                                       4336
Tilly's, Inc.                  com              886885102     2377   129700 SH       Sole                   129700
Toyota Motor Corp. ADR         com              892331307      213     2717 SH       Sole                                       2717
US Silica Holdings, Inc.       com              90346E103      178    13100 SH       Sole                     9700              3400
United Financial Bancorp, Inc. com              91030T109      949    65600 SH       Sole                    65600
Valueclick, Inc.               com              92046N102     1460    85100 SH       Sole                    63200             21900
Vascular Solutions             com              92231m109      663    44791 SH       Sole                    44791
Vera Bradley, Inc.             com              92335C106     2480   103990 SH       Sole                    72600             31390
Verizon Communications         com              92343V104      229     5032 SH       Sole                                       5032
Virtusa Corp.                  com              92827P102     1455    81900 SH       Sole                    81900
Vocera Communications, Inc.    com              92857F107      287     9300 SH       Sole                     6900              2400
Wal Mart Stores Inc.           com              931142103      304     4122 SH       Sole                                       4122
Walgreen Company               com              931422109      317     8700 SH       Sole                                       8700
Wayside Technology Group, Inc. com              946760105      364    29200 SH       Sole                    29200
Web.com Group, Inc.            com              94733A104    10826   603110 SH       Sole                   471400            131710
XRS Corp.                      com              983845108       39    67811 SH       Sole                    67811
Xenacare Hldgs, Inc.           com              98401A106        1   140000 SH       Sole                                     140000
Xueda Education                com              98418W109      174    52800 SH       Sole                    52800
Youku Tudou, Inc.              com              98742U100     1801    97930 SH       Sole                    70000             27930
Zillow, Inc.                   com              98954A107      869    20600 SH       Sole                    15500              5100
Zumiez Inc.                    com              989817101     1450    52300 SH       Sole                    38800             13500